Commitments and contingencies (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Lease commitments, total	$ 573
Lease commitments, less than 1 year	115
Operating Leases, Future Minimum Payments, Due In First Year To Third Year	235
Operating Leases, Future Minimum Payments, Due In Third Year To Fifth Year	224
Operating Leases, Future Minimum Payments, Due Thereafter	$ 0